Financial Instruments and Risk Management (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Financial Instruments and Risk Management Disclosure [Abstract]
Exchange rate, percentage	10.00%
Net loss	$ 205,600	$ 15,200
Change in interest rate	1.00%